FINANCIAL INSTRUMENTS - Movements in Derivative Instruments, Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative instruments , assets, start of the period	$ 48,829	$ 55,515
Derivative instruments , liabilities, start of the period	0	0
Derivative instruments and hedges, net value, period start	48,829	55,515
Change in fair value of derivative instruments	1,838	(6,686)	$ 78,207
Termination of derivative instruments	(10,577)
Derivative instruments , assets,end of the period	40,090	48,829	55,515
Derivative instruments , liabilities, end of the period	0	0	0
Derivative instruments and hedges, net value, period end	40,090	48,829	$ 55,515
Derivative Instrument Asset
Derivative [Line Items]
Change in fair value of derivative instruments	1,838	(6,686)
Termination of derivative instruments	(10,577)
Derivative Instrument Liability
Derivative [Line Items]
Change in fair value of derivative instruments	0	$ 0
Termination of derivative instruments	$ 0